Operating costs and non-underlying items (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Gross Profit and Operating Cost

	€ million	€ million	€ million
		2018	2017
	2019	(Restated) (a)	(Restated) (a)
Turnover	51,980	50,982	53,715
Cost of sales	(29,102)	(28,703)	(30,484)
of which:
Distribution costs	(3,089)	(3,057)	(3,202)
Production c osts	(3,701)	(3,732)	(4,190)
Raw and packaging materials and goods purchased for resale	(20,769)	(20,516)	(21,587)
Other	(1,543)	(1,398)	(1,505)

Gross profit	22,878	22,279	23,231
Selling and administrative expenses	(12,931)	(12,816)	(13,731)
of which:
Brand and marketing investment	(7,272)	(7,150)	(7,575)
Overheads	(5,659)	(5,666)	(6,156)
of which: Research and development	(840)	(900)	(900)
Non-underlying items within operating profit before tax	(1,239)	3,176	(543)

Operating profit	8,708	12,639	8,957

(a)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.

Non-underlying Items

	€ million 2019	€ million 2018	€ million 2017
Non-underlying items within operating profit before tax	(1,239)	3176	(543)
Acquisition and disposal-related costs (a)	(132)	76	(159)
Gain/(loss) on disposal of group companies (b)	70	4,331	334
Restructuring costs (c)	(1,159)	(914)	(638)
Impairments (d)	(18)	(208)	—
One-off items (e)	—	(109)	(80)
Tax on non-underlying items within operating profit (f)	309	(259)	77

Non-underlying items within operating profit after tax	(930)	2,917	(466)

Non-underlying items not in operating profit but within net profit before tax	35	154	(382)
Premium paid on buyback of preference shares	—	—	(382)
Share of gain on disposal of Spreads business in Portugal JV	3	32	—
Net monetary gain arising from hyperinflationary economies	32	122	—
Tax impact of non-underlying items not in operating profit but within net profit (f)	(196)	(29)	578
Impact of US tax reform (g)	—	(29)	578
Taxes related to the reorganisation of our European business	(175)	—	—
Hyperinflation adjustment for Argentina deferred tax	(21)	—	—
Non-underlying items not in operating profit but within net profit after tax	(161)	125	196

Non-underlying items after tax (h)	(1,091)	3,042	(270)

Attributable to:
Non-controlling interest	(28)	18	(8)
Shareholders’ equity	(1,063)	3,024	(262)

(a)	2018 includes a credit of €277 million from early settlement of contingent consideration relating to Blueair.
(b)
2019 includes a gain of €57 million relating to the disposal of Alsa.

2018 includes a gain of €4,331 million on disposal of spreads business. 2017 includes a gain of €309 million from the sale of AdeS soy beverage business in Latin America.

(c)	Restructuring costs are comprised of various supply chain optimisation projects and organisational change programmes across markets all of which have been further accelerated during 2019.
(d)
2019 includes a charge of €18 million relating to an impairment of goodwill for a local business classified to held for sale.
2018 includes a charge of €208 million relating to impairment of Blueair intangible asset.

(e)
2018 includes a charge of €98 million for litigation matters comprised of €48 million for UK pension obligations and €50 million for legal cases in relation to investigations by national competition authorities. 2017 includes an €80 million charge for legal cases in relation to investigations by national competition authorities including those within Italy and South Africa.

(f)
Tax impact of non-underlying items shown in the income statement is the total of tax on non-underlying items within operating profit and the tax impact of non-underlying items not in operating profit but within net profit.

(g)
On 22 December 2017, HR1, formerly known as the Tax Cuts and Jobs Act was signed into law in the United States. As a result, tax benefit of €578 million was recognised in 2017, primarily due to re-measurement
of deferred tax assets and liabilities at the new lower 21% federal tax rate.

(h)	Non-underlying items after tax is calculated as non-underlying items within operating profit after tax plus non-underlying items not in operating profit but within net profit after tax.